Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
	Classification on Consolidated Balance Sheet	Years Ended December 31
		2021	2020

Assets
Operating lease assets	Property and equipment, net	$2,814	$2,912
Liabilities
Current - operating	Current lease liabilities	$1,076	$865
Noncurrent - operating	Noncurrent lease liabilities	1,775	2,091

Total lease liabilities		$2,851	$2,956

Weighted-average remaining lease term - operating leases (in years)		4.13	5.02
Weighted-average discount rate - operating leases (1)		2.84%	2.84%

Lease, Cost [Table Text Block]
	Years Ended December 31
	2021	2020
Cash paid for operating leases	$1,792	$1,614

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year	Operating Leases

2022	$1,130
2023	770
2024	307
2025	162
2026	519

Total minimum lease payments	2,888
Less: amount of lease payments representing interest	(37)
Present value of future minimum lease payments	2,851
Less: current obligation under leases	(1,076)
Long-term lease obligations	$1,775